Long-Term Debt	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Long-Term Debt	Long-Term Debt

	2022	2021
Canadian dollar denominated debt, unsecured
Medium-term notes
3.31% debentures due February 11, 2022	$—	$1,000
1.45% debentures due November 16, 2023	404	500
3.55% debentures due June 3, 2024	332	500
3.42% debentures due December 1, 2026	441	600
2.50% debentures due January 17, 2028	225	300
4.85% debentures due May 30, 2047	300	300
	1,702	3,200
US dollar denominated debt, unsecured
Bank credit facilities (December 31, 2022 – US$nil; December 31, 2021 – US$901 million)	—	1,140
US dollar debt securities
2.95% due January 15, 2023 (US$1,000 million)	—	1,266
3.80% due April 15, 2024 (US$500 million)	677	633
3.90% due February 1, 2025 (US$600 million)	812	759
2.05% due July 15, 2025 (US$600 million)	812	759
3.85% due June 1, 2027 (US$1,250 million)	1,692	1,582
2.95% due July 15, 2030 (US$500 million)	677	633
7.20% due January 15, 2032 (US$400 million)	541	506
6.45% due June 30, 2033 (US$350 million)	474	443
5.85% due February 1, 2035 (US$350 million)	474	443
6.50% due February 15, 2037 (US$450 million)	609	570
6.25% due March 15, 2038 (US$1,100 million)	1,488	1,392
6.75% due February 1, 2039 (US$400 million)	541	506
4.95% due June 1, 2047 (US$750 million)	1,015	949
	9,812	11,581
Long-term debt before transaction costs and original issue discounts, net	11,514	14,781
Less: original issue discounts, net (1)	13	15
transaction costs (1) (2)	56	72
	11,445	14,694
Less: current portion of other long-term debt (1) (2)	404	1,000
	$11,041	$13,694
(1)The Company has included unamortized original issue discounts and premiums, and directly attributable transaction costs in the carrying amount of the outstanding debt.
(2)Transaction costs primarily represent underwriting commissions charged as a percentage of the related debt offerings, as well as legal, rating agency and other professional fees.
BANK CREDIT FACILITIES AND COMMERCIAL PAPER
As at December 31, 2022, the Company had undrawn bank credit facilities of $5,520 million. Details of these facilities are described below. The Company also has certain other dedicated credit facilities supporting letters of credit.
▪a $100 million demand credit facility;
▪a $500 million revolving credit facility maturing February 2024;
▪a $2,425 million revolving syndicated credit facility maturing June 2024; and
▪a $2,495 million revolving syndicated credit facility, with $70 million maturing June 2023, and $2,425 million maturing June 2025.
During 2021, the Company repaid $1,500 million of the $2,650 million non-revolving term credit facility due February 2023, reducing the outstanding balance to $1,150 million. During 2022, the Company repaid and cancelled the $1,150 million non-revolving term credit facility maturing February 2023.
During 2022, the Company discontinued its £5 million demand credit facility related to its North Sea operations.
During 2021, the Company extended both of its $2,425 million revolving credit facilities originally maturing June 2022 and June 2023, to June 2024 and June 2025, respectively and increased each by $70 million. In accordance with the terms of the extension, and by mutual agreement, $70 million of the original revolving credit facilities were not extended and mature upon the original maturity date of June 2022 and June 2023, respectively.
Borrowings under the Company's non-revolving and revolving term credit facilities may be made by way of pricing referenced to Canadian dollar bankers' acceptances, US dollar bankers’ acceptances, LIBOR, SOFR, US base rate or Canadian prime rate.
During 2021, the Company repaid and amended its $1,000 million non-revolving term credit facility to allow for a re-draw of the full $1,000 million until March 31, 2022. During 2022, the Company repaid and cancelled $500 million of the non-revolving portion of the term credit facility, amended the remaining facility to a $500 million revolving credit facility and extended maturity from February 2023 to February 2024.
During 2021, the Company repaid and cancelled the remaining $3,088 million of its $3,250 million non-revolving term credit facility with an original maturity of June 2022 used to finance the Company's acquisition of assets from Devon in 2019.
The Company’s borrowings under its US commercial paper program are authorized up to a maximum US$2,500 million. The Company reserves capacity under its revolving bank credit facilities for amounts outstanding under this program.
The Company’s weighted average interest rate on bank credit facilities and commercial paper outstanding as at December 31, 2022 was 4.3% (December 31, 2021 – 0.8%), and on total long-term debt outstanding for the year ended December 31, 2022 was 4.3% (December 31, 2021 – 3.5%).
As at December 31, 2022, letters of credit and guarantees aggregating to $637 million were outstanding (December 31, 2021 – $513 million).
MEDIUM-TERM NOTES
During 2021, the Company filed a base shelf prospectus that allows for the offer for sale from time to time of up to $3,000 million of medium-term notes in Canada, which expires in August 2023. If issued, these securities may be offered in amounts and at prices, including interest rates, to be determined based on market conditions at the time of issuance.
During 2022, the Company repaid $1,000 million of 3.31% medium-term notes.
During 2022, the Company repaid through market purchases $95 million of 1.45% medium-term notes due November 2023, $169 million of 3.55% medium-term notes due June 2024, $159 million of 3.42% medium-term notes due December 2026, and $75 million of 2.50% medium-term notes due January 2028.
US DOLLAR DEBT SECURITIES
During 2021, the Company filed a base shelf prospectus that allows for the offer for sale from time to time of up to US$3,000 million of debt securities in the United States, which expires in August 2023. If issued, these securities may be offered in amounts and at prices, including interest rates, to be determined based on market conditions at the time of issuance.
During 2022, the Company early repaid US$1,000 million of 2.95% debt securities, originally due January 15, 2023.
During 2021, the Company repaid US$500 million of 3.45% debt securities.
SCHEDULED DEBT REPAYMENTS
Scheduled debt repayments are as follows:

Year	Repayment
2023	$404
2024	$1,009
2025	$1,624
2026	$441
2027	$1,692
Thereafter	$6,344